Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options [Member]
IfrsStatementsLineItems [Line Items]
Diluted loss per share	5,286,095	5,286,095	5,286,095
Restricted Stock Units [Member]
IfrsStatementsLineItems [Line Items]
Diluted loss per share	4,491,535	4,491,535	4,491,535
Warrants [Member]
IfrsStatementsLineItems [Line Items]
Diluted loss per share	3,554,179	3,554,179	3,554,179